FINANCING (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 28, 2024	Oct. 14, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Aug. 30, 2023	Aug. 29, 2023	Jun. 16, 2020
Line of Credit Facility [Line Items]
The Prime Rate	2.50%
Interest expense			$ 17,000		$ 42,000
Amortization of deferred financing costs				$ 21,000		$ 42,000
Interest expenses				$ 25,000		$ 61,000	$ 28,000	$ 19,000	$ 33,000	$ 0
Amortization expense							215,000	18,000	39,000	0
Credit and Security Agreements [Member]
Line of Credit Facility [Line Items]
Interest expenses									$ 400,000	$ 500,000
Amortization expense							0	$ 8,000
Related Party [Member]
Line of Credit Facility [Line Items]
Due from Oxford Bank			187,000		187,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount	$ 2,000,000	$ 15,000,000	89,000		89,000
Credit agreement term	2 years
Revolving credit facility terminated date	Nov. 28, 2026	Nov. 17, 2023
Percentage of exit fee	2.00%
Costs associated with line of credit		$ 254,000
Base rates of loan description		(a) the Prime Rate plus 0.50% or (b) the Secured Overnight Financing Rate (“SOFR”) 30-day term rate plus 3%, subject to a minimum of 0.050% in either case.
Revolving Credit Facility [Member] | Two Year Credit and Security Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount													$ 2,500,000
Revolving Credit Facility [Member] | Two-Year Loan and Security Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount													$ 10,000,000
Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount	$ 2,000,000
The Prime Rate	2.50%
Credit agreement term	2 years
Revolving credit facility terminated date	Nov. 28, 2026
Percentage of exit fee	2.00%
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
The Prime Rate	10.00%
Revolving Credit Facility [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Due from Oxford Bank			$ 187,000		$ 187,000
Revolving Loan Amendment [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount											$ 2,000,000	$ 5,000,000